DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Premier California Municipal Bond Fund for the six-month period ended July 31, 1998, as shown in the following table:

                                                                                                        ANNUALIZED
                                                                                                     DISTRIBUTION RATE
                                                                         TOTAL RETURN*                  PER SHARE**
                                                                         ___________                  _______________
        Class A Shares . . . . . . . . . . . . . . . . . . . .              1.29%                           4.24%

        Class B Shares . . . . . . . . . . . . . . . . . . . .              0.95%                           3.92%

        Class C Shares . . . . . . . . . . . . . . . . . . . .              0.84%                           3.70%

THE ECONOMY

  Low inflation, low unemployment and low interest rates characterized the economy over the reporting period. Consumer confidence was at a level not seen in 30 years, and consumers spent freely. As a result, the demand for big ticket items was robust. The housing market remained solid and cars and trucks sold at the highest rate in a decade. (The Asian crisis actually aided the domestic housing market since the flight to safety of foreign capital into U.S. fixed-income markets helped lower mortgage rates.) Yet, by the end of the reporting period there were signs that the economy was slowing of its own accord: second-quarter economic growth slowed to 1.4%, the lowest rate in three years and dramatically below the 5.5% rate reported for the first quarter.

  Despite evidence of an economic slowdown, the Federal Reserve Board remained concerned about inflation, fearful that low unemployment and climbing compensation costs could cause a rekindling of price pressures if demand accelerates. The Fed has refrained from raising its target rate for Federal Funds from the current 5.50% due to concern that such an action would further complicate the Asian financial crisis. The last rise in short-term rates was in March 1997. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) Additionally, there has been a growing expectation that a weakening in foreign demand for U.S. goods would serve to restrain the U.S. economy, and that appears to be occurring. Fed Chairman Alan Greenspan had expressed his view regarding the likelihood of the spillover effect from the Asian crisis. In fact, export demand has slumped all year, and consequently the trade deficit has widened dramatically. U.S. companies with overseas exposure have begun to feel a profit pinch from the Asian economic crisis. This weakness might expand beyond the manufacturing and agricultural areas into the heretofore robust consumer and service sectors of our economy, which are the sectors that have buffered the effects of the overseas slowdown on the economy.

  Inflation, recently cited as the primary worry of Fed Chairman Greenspan, remained benign over the reporting period, as it has throughout the eight-year economic expansion. The Consumer Price Index rose a mere 1.6% through midyear. The much-watched Employment Cost Index -- a broad measure of compensation trends -- has shown some evidence of an upward drift in wage inflation. On June 30, wages and salaries were 3.5% higher than a year ago, the best 12-month gain since 1991. Thus as of midyear, real pay increases (after adjusting for inflation) were almost 2% higher than a year ago, clear evidence of an extremely tight labor market.

THE MARKET ENVIRONMENT

  We believe that it is still too early to draw any conclusions regarding the ultimate depth of the Asian crisis and its impact on the U.S. economy. The still strong and expanding economy would normally be a cause for concern to inflation watchers. However, it is generally believed that the Fed will refrain from taking any interest rate actions that could exacerbate the Asian situation. While the most recent economic and employment data has been indicative of a strengthening economy, inflation remains quiescent.

  During the semi-annual period, the municipal bond market settled into a narrow, well-defined trading range which made it increasingly difficult to advantageously sell municipal securities and reinvest the proceeds. Domestic interest rates over a broad range of maturities remained flat for most of the period, with bond prices generally rising while interest rates generally remained lower. There are, however, more global reasons for this constraint. Primarily, substantive policies necessary to restimulate the Japanese economy have not been set into place; and the Russian economic crisis. Due to the unsettled nature of the Japanese and Russian economies and their effects on world trade, we believe it is likely that the U.S. economy will slow from its current pace over the next several quarters.

PORTFOLIO FOCUS

  At the outset of the six-month period which ended July 31, 1998, the Dreyfus Premier California Municipal Bond Fund assumed a slightly aggressive approach. The Fund focused on extending its average maturity as the period began. By the end of the first fiscal quarter, it became apparent that the municipal market's direction was unclear. As a counter-measure, we refocused our efforts and began shortening the portfolio' s average maturity by selling a modest portion of discount bonds and zero coupon bonds with long maturities and purchasing higher-yielding municipal securities with shorter maturities. This allowed the Fund to assume behavioral characteristics more in tune with the market environment. Other factors which required consideration were the effect of the turbulence in the Japanese economy and the decline of the Russian economy on the domestic stock market.

  Going forward, we will continue to manage the portfolio utilizing a conservative approach as necessary to deal with these factors and obtain value. The Fund is currently well balanced across the long-term coupon range. It is entirely possible that the market may again see periods of volatility, although at present the bond market is gaining positive momentum as a result of the equity market' s woes and declining interest rates. Additionally, the portfolio is benefiting from the demand for California securities which are well sought after by national funds, as well as by other California bond funds.

  Our primary tasks which will guide our portfolio management decisions are to earn a high level of current income to the extent it is consistent with the preservation of capital while maintaining the Fund' s high credit quality.
Included in this report is a series of detailed statements outlining the portfolio' s holdings and financial condition. We hope they are informative.
Please know that we greatly appreciate your continued confidence in the portfolio and The Dreyfus Corporation.


              Very truly yours,

              [Richard J. Moynihan signature logo]

              Richard J. Moynihan

              Director, Municipal Portfolio Management

              The Dreyfus Corporation


August 18, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares, adjusted for capital gain distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.



DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                                   Principal
Long-Term Municipal Investments--84.1%                                                              Amount            Value
-------------------------------------------------------                                        _____________     _____________
California--75.9%

Abag Finance Authority For Nonprofit Corporations, MFHR (Central Park
Apartments)


  5.50%, 7/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,010,000    $    1,013,454

California 6.125%, 10/1/2011 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . .          2,875,000         3,287,333


California Department of Water Resources, Water System Revenue, Refunding


  (Central Valley Project) 5.375%, 12/1/2027 (Insured; MBIA) . . . . . . . . . . . . . . .          1,000,000         1,019,820


California Health Facilities Financing Authority, Revenue


  (Saint Francis Memorial Hospital) 5.875%, 11/1/2023  . . . . . . . . . . . . . . . . . .          4,500,000         5,016,915


California Housing Finance Agency, Home Mortgage Revenue:


  6.15%, 8/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,195,960

  6.70%, 8/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,820,000         1,952,223

  7.50%, 8/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            755,000           781,259

  8%, 8/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            405,000           421,504

  7.60%, 8/1/2030  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,265,000         1,329,009


California Pollution Control Financing Authority, SWDR


  (North County Recycling Center) 6.75%, 7/1/2011  . . . . . . . . . . . . . . . . . . . .          2,500,000         2,869,450


California Public Works Board, LR:


  (Secretary of State) 6.50%, 12/1/2008 (Insured; AMBAC) . . . . . . . . . . . . . . . . .          1,400,000         1,629,880

  (State University) 5.40%, 10/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . .          4,250,000         4,322,803

Contra Costa County Water District, Water Revenue 6%, 10/1/2011 (Insured; MBIA). . . . . .          1,475,000         1,611,128

Delano COP, ( Delano Regional Medical Center) 5.25%, 1/1/2018. . . . . . . . . . . . . . .          3,500,000         3,388,105

El Dorado Unified High School District 5%, 8/1/2022 (Insured; FGIC). . . . . . . . . . . .          3,320,000         3,236,203


Fontana Public Financing Authority, Tax Allocation Revenue, Refunding


  (North Fontana Redevelopment Project) 7.25%, 9/1/2020  . . . . . . . . . . . . . . . . .          4,250,000         4,500,792

Los Angeles Harbor Department, Revenue 5.375%, 11/1/2023 . . . . . . . . . . . . . . . . .          2,250,000         2,279,903


Madera County, COP (Valley Children's Hospital):


  6.25%, 3/15/2006 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,250,000         2,522,363

  6.50%, 3/15/2009 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,370,000         3,938,620

Metropolitan Water District, Southern California Waterworks Revenue 5%, 7/1/2026 . . . . .          8,600,000         8,353,954


Monrovia Redevelopment Agency, Tax Allocation, Refunding


  (Central Redevelopment Project) 6.70%, 5/1/2021 (Insured; AMBAC) . . . . . . . . . . . .          2,000,000         2,199,260


Mount Shasta, HR, COP (Mercy Medical Center)


  7.25%, 7/1/2019 (Prerefunded 7/1/1999) (a) . . . . . . . . . . . . . . . . . . . . . . .          1,735,000         1,824,700


Nevada County, COP (Western Nevada Co. Solid Waste-McCourtney Road Landfill)


  7.50%, 6/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,200,000         2,341,614


Northern California Power Agency, Public Power Revenue, Refunding


  (Hydroelectric Project No. 1) 6.30%, 7/1/2018 (Insured; MBIA)  . . . . . . . . . . . . .          6,000,000         6,960,480


Orange County, Special Tax (Community Facilities District No. 87):


  7.75%, 8/15/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,375,000         2,464,252

  7.80%, 8/15/2015 (Prerefunded 8/15/2000) (a) . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,189,820


Redwood City Elementary School District:


  Zero Coupon, 8/1/2019 (Insured: FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          5,075,000         1,714,487

  Zero Coupon, 8/1/2021 (Insured: FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          5,725,000         1,732,499





DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                          _____________    _____________
California (continued)

Richmond Joint Powers Financing Authority, Revenue


  7.25%, 5/15/2013 (Prerefunded 5/15/2000) (a) . . . . . . . . . . . . . . . . . . . . . .     $    1,500,000    $    1,616,070

Riverside County, SFMR 7.80%, 5/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,682,513


Sacramento County, Special Tax (Community Facilities District No. 1):


  8.20%, 12/1/2010 (Prerefunded 12/1/2000) (a) . . . . . . . . . . . . . . . . . . . . . .          2,250,000         2,503,215

  8.25%, 12/1/2020 (Prerefunded 12/1/2000) (a) . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,227,300


Salida Area Public Facilities Financing Agency, Community Facilities District,
Refunding


  Special Tax 5.25%, 9/1/2028 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . .          5,800,000         5,816,646


San Francisco City and County Redevelopment Agency, Hotel Tax Revenue, Refunding


  5%, 7/1/2025 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         3,893,080

San Marino Unified School District 5.25%, 7/1/2013 . . . . . . . . . . . . . . . . . . . .          1,160,000         1,218,893

Santa Clara, Electric Revenue, Refunding 5%, 7/1/2027 (Insured; AMBAC).. . . . . . . . . .          5,135,000         4,993,274


Santa Monica-Malibu Unified School District, Refunding:


  5.25%, 8/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,330,000         4,531,085

  5.25%, 8/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,325,000         4,471,834


Saratoga Unified School District:


  Zero Coupon, 9/1/2018 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,150,000           769,055

  Zero Coupon, 9/1/2019 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          3,410,000         1,147,056

  Zero Coupon, 9/1/2020 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000           798,600

  Zero Coupon, 9/1/2021 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          3,850,000         1,160,043

Simi Valley, Single Family Residential Mortgage Revenue 7.625%, 8/1/2022 (b) . . . . . . .            665,244           113,091


Simi Valley Unified School District, COP (Refunding and Capital Improvement
Projects):


  5.25%, 8/1/2017 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,150,000         1,190,733

  5.25%, 8/1/2022 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,031,880

Turlock Irrigation District, Revenue, Refunding 5%, 1/1/2026 (Insured; MBIA) . . . . . . .          5,000,000         4,865,200

Victor Elementary School District Zero Coupon, 6/1/2015 (Insured; MBIA). . . . . . . . . .          1,000,000           427,330

Vista, MFHR, Refunding (Vista Hacienda Project) 6.95%, 4/1/2017. . . . . . . . . . . . . .          3,000,000         3,171,030


West Covina Redevelopment Agency, Community Facilities District, Refunding,


  Special Tax 6%, 9/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,309,750


U.S. Related--8.2%

Puerto Rico Commonwealth Highway and Transportation Authority, Revenue


  5.50%, 7/1/2013 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,750,000         5,116,890

Puerto Rico Electric Power Authority, Power Revenue 5%, 7/1/2028 . . . . . . . . . . . . .          3,000,000         2,889,510

Puerto Rico Public Finance Corporation 5%, 6/1/2026. . . . . . . . . . . . . . . . . . . .          2,000,000         1,928,540

Virgin Islands Public Finance Authority, Revenue 7.30%, 10/1/2018. . . . . . . . . . . . .          3,100,000         3,949,307

                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $135,983,411). . . . . . . . . . . . . . . . .                         $142,919,715

                                                                                                                  =============






DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                   Principal
Short-Term Municipal Investments--17.6%                                                             Amount           Value
-------------------------------------------------------                                        _____________     _____________
California:

California Economic Development Financing Authority, Revenue
 (Independent System Project) VRDN


    3.50% (LOC; Bank of America) (c,d) . . . . . . . . . . . . . . . . . . . . . . . . . .     $    7,700,000    $    7,700,000


California Pollution Control Financing Authority:

 PCR, Refunding, VRDN:


  (Pacific Gas and Electric) 3.55% (LOC; Deutsche Bank) (c,d)  . . . . . . . . . . . . . .          1,300,000         1,300,000

  (Shell Oil Co. Project) 3.40% (c)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,800,000         2,800,000

  SWDR (Shell Martinez Refining) 3.50% (c) . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000


California Statewide Communities Development Authority, MFHR (Aegis of Aptos
Project) VRDN


  3.45% (LOC; Keybank N.A.) (c,d)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,650,000         1,650,000

Chula Vista IDR, Refunding (San Diego Gas and Electric Co.) VRDN 3.95% (c) . . . . . . . .          6,400,000         6,400,000

Irvine Improvement Bond Act of 1915, Assessment District No.97-16,
  (Northwest Irvine Project) VRDN

    3.50% (LOC; Societe Generale) (c,d)  . . . . . . . . . . . . . . . . . . . . . . . . .          3,800,000         3,800,000


Los Angeles, Multi-Family Revenue (Loans to Lender Program) VRDN:


  3.50% (LOC; Federal Home Loan Bank) (c,d)  . . . . . . . . . . . . . . . . . . . . . . .          2,900,000         2,900,000

  3.50% (LOC; Federal Home Loan Bank) (c,d)  . . . . . . . . . . . . . . . . . . . . . . .          1,400,000         1,400,000

                                                                                                                  _____________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $29,950,000). . . . . . . . . . . . . . . . .                        $  29,950,000

                                                                                                                  =============


TOTAL INVESTMENTS (cost $165,933,411). . . . . . . . . . . . . . . . . . . . . . . . . . .             101.7%      $172,869,715

                                                                                                      =======     =============


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .              (1.7%)   $   (2,861,697)

                                                                                                      =======     =============
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $170,008,018

                                                                                                      =======     =============



DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

CGIC        Capital Guaranty Insurance Company                      LR          Lease Revenue

COP         Certificate of Participation                            MBIA        Municipal Bond Assurance

FGIC        Financial Guaranty Insurance Company                                   Insurance Corporation

FSA         Financial Security Assurance                            MFHR        Multi-Family Housing Revenue

HR          Hospital Revenue                                        SFMR        Single Family Mortgage Revenue

IDR         Industrial Development Revenue                          SWDR        Solid Waste Disposal Revenue

                                                                    VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch (e)            or            Moody's             or            Standard & Poor's              Percentage of Value
_______                            ________                          _________________              ___________________
AAA                                Aaa                               AAA                                 42.9%

AA                                 Aa                                AA                                   16.5

A                                  A                                 A                                     9.9

BBB                                Baa                               BBB                                   8.7

D                                                                    D                                      .1

F1                                 MIG1/P1                           SP1/A1                               16.5

Not Rated (f)                      Not Rated (f)                     Not Rated (f)                         5.4
                                                                                                        _______
                                                                                                        100.0%
                                                                                                        =======

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire bonds in full at the earliest refunding date.

(b) Non-income producing security; interest payments in default.

(c) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

(d) Secured by letters of credit.

(e) Fitch currently provides creditworthiness information for a limited number of investments.

(f) Securities which, while are not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JULY 31, 1998 (UNAUDITED)

                                                                                                    Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $165,933,411      $172,869,715

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,998,239

                                 Receivable for shares of Beneficial Interest subscribed . .                             10,249

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               13,011

                                                                                                                  _____________

                                                                                                                    174,891,214

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               79,854

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               47,099

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                              163,211

                                 Payable for investment securities purchased . . . . . . .                            4,400,274

                                 Payable for shares of Beneficial Interest redeemed  . . .                              165,095

                                 Accrued expenses and other liabilities  . . . . . . . . .                               27,663

                                                                                                                  _____________

                                                                                                                      4,883,196

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $170,008,018

                                                                                                                  =============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $160,606,124

                                 Accumulated net realized gain (loss) on investments . . .                            2,465,590

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            6,936,304

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $170,008,018

                                                                                                                  =============

                           NET ASSET VALUE PER SHARE
                         _____________________________

                                                                                Class A           Class B            Class C
                                                                             _____________      _____________     _____________
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $145,679,266        $23,294,322        $1,034,430

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . .      11,392,855          1,820,623            80,658

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . . .          $12.79             $12.79            $12.82

                                                                                   =======            =======           =======

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $4,612,933

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .        $   473,418

                                 Shareholder servicing costs--Note 3(c)  . . . . . . . . .            250,064

                                 Distribution fees--Note 3(b)  . . . . . . . . . . . . . .             64,508

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             23,364

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             16,422

                                 Trustees' fees and expenses--Note 3(d)  . . . . . . . . .             14,008

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .              9,635

                                 Prospectus and shareholders' reports  . . . . . . . . . .              5,947

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .              1,334

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              3,273

                                                                                                  ___________

                                        Total Expenses . . . . . . . . . . . . . . . . . .                              861,973

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,750,960

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .         $2,370,060

                                 Net unrealized appreciation (depreciation) on investments . .     (4,096,119)

                                                                                                  ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                           (1,726,059)

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $2,024,901

                                                                                                                    ===========



                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended
                                                                                            July 31, 1998       Year Ended
                                                                                             (Unaudited)     January 31, 1998
                                                                                          ________________   ________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    3,750,960     $    8,430,684

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . .           2,370,060          3,280,416

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . .          (4,096,119)         4,512,474

                                                                                             _____________      _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . .           2,024,901         16,223,574
                                                                                             _____________      _____________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,256,398)        (7,570,235)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (475,411)        (1,000,094)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (19,151)           (42,303)

  Net realized gain on investments:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,038,883)        (1,206,503)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (171,752)          (190,234)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (6,670)            (8,840)

                                                                                             _____________      _____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (4,968,265)       (10,018,209)

                                                                                             _____________      _____________


BENEFICIAL INTEREST TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,096,348          6,052,942

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,399,987          2,973,938

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              93,739             56,833

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,129,068          4,163,733

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             423,980            801,848

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,445             25,641

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (10,447,849)       (29,276,730)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,061,939)        (4,175,648)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (185,790)           (15,301)

  Net assets received in connection with reorganization--Note 1  . . . . . . . . . . .            --                7,279,683

                                                                                             _____________      _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . . .          (5,541,011)       (12,113,061)

                                                                                             _____________      _____________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . .          (8,484,375)        (5,907,696)


NET ASSETS:


  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         178,492,393        184,400,089

                                                                                             _____________      _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $170,008,018       $178,492,393


                                                                                             =============      =============


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                         Shares
                                                                                            _________________________________

                                                                                           Six Months Ended
                                                                                            July 31, 1998        Year Ended
                                                                                              (Unaudited)     January 31, 1998
                                                                                            ________________   ________________
CAPITAL SHARE TRANSACTIONS:

  Class A
  ________


   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           318,897             481,610

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . . . .            --                 254,624

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .           165,618             326,898

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (811,545)         (2,301,642)

                                                                                              __________          __________

                       Net Increase (Decrease) in Shares Outstanding . . . . . . . . .          (327,030)         (1,238,510)

                                                                                              ==========          ==========


   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           108,784             235,183

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . . . .            --                 332,365

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .            32,959              62,876

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (237,870)           (329,709)

                                                                                              __________          __________

                       Net Increase (Decrease) in Shares Outstanding . . . . . . . . .          (96,127)             300,715

                                                                                              ==========          ==========

   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,307               4,444

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . . . .            --                      82

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . .               888               2,007

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (14,526)             (1,165)

                                                                                              __________          __________

                       Net Increase (Decrease) in Shares Outstanding . . . . . . . . .            (6,331)              5,368

                                                                                              ==========          ==========

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                Class A Shares

                                                      __________________________________________________________________________

                                                      Six Months Ended
                                                        July 31, 1998                  Year Ended January 31,
                                                      __________________________________________________________________________

PER SHARE DATA:                                           (Unaudited)     1998        1997       1996        1995       1994
                                                          __________     ______     ______      ______      ______     ______

   Net asset value, beginning of period  . . . . . .        $13.00       $12.58     $12.97      $12.24      $13.64     $12.80

                                                            ______       ______     ______      ______      ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .           .59          .60        .65         .67         .72        .77

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . .          (.02)         .53       (.24)       1.02        (.80)       .94

                                                            ______       ______     ______      ______      ______     ______

   Total from Investment Operations  . . . . . . . .           .57         1.13        .41        1.69        (.08)      1.71

                                                            ______       ______     ______      ______      ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .          (.59)        (.61)      (.64)       (.67)       (.72)      (.77)

   Dividends from net realized gain on investments . .        (.19)        (.10)      (.16)       (.29)       (.60)      (.10)

                                                            ______       ______     ______      ______      ______     ______

   Total Distributions . . . . . . . . . . . . . . .          (.78)        (.71)      (.80)       (.96)      (1.32)      (.87)

                                                            ______       ______     ______      ______      ______     ______

   Net asset value, end of period  . . . . . . . . .        $12.79       $13.00     $12.58      $12.97      $12.24     $13.64

                                                            ======       ======     ======      ======      ======     ======


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . . .          2.60%(2)     9.27%      3.31%      14.15%      (4.34%)    13.62%

RATIOS/SUPPLEMENTAL DATA:


   Ratio of expenses to average net assets . . . . .           .92%(2)      .95%       .92%        .93%       .90%        .78%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .          4.44%(2)     4.71%      5.18%       5.22%      5.72%       5.71%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . .           --            --        --          --         .02%        .15%

   Portfolio Turnover Rate . . . . . . . . . . . . .         35.42%(3)   103.75%     39.76%      92.42%     37.39%      26.69%

   Net Assets, end of period (000's Omitted) . . . .      $145,679     $152,416   $163,030    $185,187   $191,939    $245,435
-----------------------------

(1)  Exclusive of sales load.

(2)  Annualized.

(3)  Not annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                                Class B Shares

                                                        _________________________________________________________________________

                                                        Six Months Ended
                                                         July 31, 1998                   Year Ended January 31,
                                                        _________________________________________________________________________


PER SHARE DATA:                                           (Unaudited)     1998        1997       1996        1995       1994
                                                          __________     ______     ______      ______      ______     ______

   Net asset value, beginning of period  . . . . . .        $13.01       $12.59     $12.98      $12.25     $13.64      $12.81

                                                            ______       ______     ______      ______      ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .           .52          .53        .59         .60        .65         .69

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . .          (.03)         .53       (.25)       1.02       (.79)        .93

                                                            ______       ______     ______      ______      ______     ______

   Total from Investment Operations  . . . . . . . .           .49         1.06        .34        1.62       (.14)       1.62

                                                            ______       ______     ______      ______      ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .          (.52)        (.54)      (.57)       (.60)       (.65)      (.69)

   Dividends from net realized gain on investments . .        (.19)        (.10)      (.16)       (.29)       (.60)      (.10)

                                                            ______       ______     ______      ______      ______     ______

   Total Distributions . . . . . . . . . . . . . . .          (.71)        (.64)      (.73)       (.89)      (1.25)      (.79)

                                                            ______       ______     ______      ______      ______     ______

   Net asset value, end of period  . . . . . . . . .        $12.79       $13.01     $12.59      $12.98      $12.25     $13.64

                                                            ======       ======     ======      ======      ======     ======


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . . .          1.92%(2)     8.69%      2.79%      13.55%      (4.77%)    12.91%


RATIOS/SUPPLEMENTAL DATA:


   Ratio of expenses to average net assets . . . . .          1.44%(2)     1.46%      1.44%       1.45%       1.42%      1.31%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .          3.92%(2)     4.18%      4.66%       4.69%       5.17%      4.90%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . .            --           --         --         --          .02%       .13%

   Portfolio Turnover Rate . . . . . . . . . . . . .         35.42%(3)   103.75%     39.76%      92.42%      37.39%     26.69%

   Net Assets, end of period (000's Omitted) . . . .       $23,294      $24,942    $20,341     $21,530     $18,981    $16,906
-----------------------------

(1)  Exclusive of sales load.

(2)  Annualized.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                                 Class C Shares
                                                                              _______________________________________________

                                                                             Six Months Ended
                                                                              July 31, 1998       Year Ended January 31,
                                                                                                ______________________________

PER SHARE DATA:                                                               (Unaudited)        1998        1997      1996(1)
                                                                              __________        ______      ______     ______
   Net asset value, beginning of period  . . . . . . . . . . . . . .             $13.04         $12.61      $12.98     $12.98

                                                                                ______          ______      ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . .               .49             .50         .54        .37

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . . . . . . . . . .              (.03)            .53        (.21)       .29

                                                                                ______          ______      ______     ______

   Total from Investment Operations  . . . . . . . . . . . . . . . .               .46            1.03         .33        .66

                                                                                ______          ______      ______     ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . .              (.49)           (.50)       (.54)      (.37)

   Dividends from net realized gain on investments . . . . . . . . .              (.19)           (.10)       (.16)      (.29)

                                                                                ______          ______      ______     ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . .              (.68)           (.60)       (.70)      (.66)

                                                                                ______          ______      ______     ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . .            $12.82          $13.04      $12.61     $12.98

                                                                                ======          ======      ======     ======


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . .              1.69%(3)        8.42%       2.67%      7.90%(3)


RATIOS/SUPPLEMENTAL DATA:


   Ratio of expenses to average net assets . . . . . . . . . . . . .              1.66%(3)        1.68%       1.77%      4.42%(3)

   Ratio of net investment income
       to average net assets . . . . . . . . . . . . . . . . . . . .              3.69%(3)        3.92%       4.33%      4.31%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . .             35.42%(4)      103.75%      39.76%     92.42%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . .            $1,034          $1,135      $1,029         $1
-----------------------------

(1)  From June 2, 1995 (commencement of initial offering) to January 31, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier California Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified, open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal and State of California personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  On October 31, 1996, the Board of Trustees approved, subject to approval by the shareholders of the California Series of Dreyfus Premier Insured Municipal Bond Fund ("DPIMBF-California Series"), an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the DPIMBF-California Series' assets and liabilities to the Fund in a tax free exchange for shares of beneficial interest of the Fund at net asset value and the assumption of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of DPIMBF-California Series on March 10, 1997, and was consummated after the close of business on April 1, 1997 at which time 264,212 Class A shares valued at $11.95 per share, 344,304 Class B shares valued at $11.97 per share and 1,020 Class C shares valued at $11.96 per share, representing combined net assets of $7,279,683 (including $86,206 net unrealized appreciation on investments) were exchanged by DPIMBF-California Series for the respective number of Class A, Class B and Class C shares of the Fund.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class
C. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custodian agreement, the Fund received net earnings credits of $8,470 during

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the period ended July 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended July 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $770 during the period ended July 31, 1998, from commissions earned on sales of the Fund's shares.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of
Class C shares. During the period ended July 31, 1998, Class B and Class C shares were charged $60,622 and $3,886, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 1998, Class A, Class B and Class C shares were charged $183,584, $30,311 and $1,295, respectively, pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended July 31, 1998, the Fund was charged $30,509 pursuant to the transfer agency agreement.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended July 31, 1998 amounted to $56,386,336 and $86,096,542, respectively.

  At July 31, 1998, accumulated net unrealized appreciation on investments was $6,936,304, consisting of $7,672,205 gross unrealized appreciation and $735,901 gross unrealized depreciation.

  At July 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS PREMIER CALIFORNIA

MUNICIPAL BOND FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940





Printed in U.S.A.                                              PCCSA987

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                             CALIFORNIA MUNICIPAL

                                   BOND FUND
-------------------------------------------------------------------------------

                                 JULY 31, 1998

[Dreyfus lion/2hres logo]                                   (reg.tm)




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